Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Share-Based Compensation [Abstract]
Schedule Of Restricted Shares/Options Activity

Number of Options

Beginning outstanding January 1, 2013	110,768
Exercised	(83,034)
Ending outstanding December 31, 2013	27,734

Summary Of NV Equity Plan Activity
	Number of Options	Weighted Average Exercise Price
Options outstanding at January 1, 2013 (1)	2,077,036	NA
Forfeitures	-	NA
Options exercised during year (2)	(368,279)	26.57
Options issued during year	-	NA
Options outstanding at December 31, 2013	1,708,757	NA

(1)

Including 299,754 AER options granted to former Genesis directors and employees at the closing of the amalgamation with Genesis on March 25, 2010; these options were issued pursuant to a separate board resolution, so not under any of AerCap Equity Incentive Plans.

(2)	Including 168,279 AER options granted to former Genesis directors and employees; refer to footnote 1.